BALANCE SHEET COMPONENTS - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
System advances	$ 267	$ 640
Current portion of operating lease liabilities included within other current liabilities	1,240	333
Due to related parties	306	399
Other	0	217
Total other current liabilities	$ 1,813	$ 1,589